Short-Term Bank Deposits (Schedule of short-term bank deposits) (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Short Term Bank Deposits [Abstract]
USD bank deposits	[1]	$ 0	$ 4,024
Restricted bank deposits	[2]	0	184
Short-term bank deposits		$ 0	$ 4,208

[1]	The USD deposits bear annual interest of 1.12% for the period of 282 days for 2020.
[2]	Restricted bank deposits which are primarily used as security for the Company’s office leases.